Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DAC:
Balance at January 1,	$13,464	$13,003	$13,218
Capitalizations	3,152	3,319	3,672
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	229	(129)	156
Other expenses	(2,555)	(2,590)	(2,605)
Total amortization	(2,326)	(2,719)	(2,449)
Unrealized investment gains (losses)	(171)	443	(609)
Effect of foreign currency translation and other	(289)	(582)	(829)
Balance at December 31,	13,830	13,464	13,003
VOBA:
Balance at January 1,	3,954	4,696	6,000
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(3)	(1)	—
Other expenses	(377)	(446)	(580)
Total amortization	(380)	(447)	(580)
Unrealized investment gains (losses)	8	5	3
Effect of foreign currency translation and other	178	(300)	(727)
Balance at December 31,	3,760	3,954	4,696
Total DAC and VOBA:
Balance at December 31,	$17,590	$17,418	$17,699

Schedule of Deferred Policy Acquisition Costs and Value of Business Acquired
Information regarding DAC and VOBA was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DAC:
Balance at January 1,	$13,464	$13,003	$13,218
Capitalizations	3,152	3,319	3,672
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	229	(129)	156
Other expenses	(2,555)	(2,590)	(2,605)
Total amortization	(2,326)	(2,719)	(2,449)
Unrealized investment gains (losses)	(171)	443	(609)
Effect of foreign currency translation and other	(289)	(582)	(829)
Balance at December 31,	13,830	13,464	13,003
VOBA:
Balance at January 1,	3,954	4,696	6,000
Amortization related to:
Net investment gains (losses) and net derivative gains (losses)	(3)	(1)	—
Other expenses	(377)	(446)	(580)
Total amortization	(380)	(447)	(580)
Unrealized investment gains (losses)	8	5	3
Effect of foreign currency translation and other	178	(300)	(727)
Balance at December 31,	3,760	3,954	4,696
Total DAC and VOBA:
Balance at December 31,	$17,590	$17,418	$17,699

Information regarding Deferred Policy Acquisition Costs and Value of Business Acquired by Segment
Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2016	2015
	(In millions)
U.S.	$616	$615
Asia	8,707	8,374
Latin America	1,808	1,753
EMEA	1,472	1,532
MetLife Holdings	5,246	5,436
Corporate & Other	(259)	(292)
Total	$17,590	$17,418

Deferred Sales Inducements of Business Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DSI:
Balance at January 1,	$242	$224	$257
Capitalization	22	28	51
Amortization	(23)	(30)	(46)
Unrealized investment gains (losses)	—	20	(36)
Effect of foreign currency translation	—	—	(2)
Balance at December 31,	$241	$242	$224
VODA and VOCRA:
Balance at January 1,	$583	$692	$801
Amortization	(57)	(56)	(63)
Effect of foreign currency translation	(17)	(53)	(46)
Balance at December 31,	$509	$583	$692
Accumulated amortization	$294	$237	$181
Negative VOBA:
Balance at January 1,	$1,193	$1,596	$2,162
Amortization	(269)	(361)	(442)
Effect of foreign currency translation and other	11	(42)	(124)
Balance at December 31,	$935	$1,193	$1,596
Accumulated amortization	$3,034	$2,765	$2,404

Value of Distribution Agreements and Customer Relationships Acquired and Negative Value of Business Acquired
Information regarding other intangibles was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
DSI:
Balance at January 1,	$242	$224	$257
Capitalization	22	28	51
Amortization	(23)	(30)	(46)
Unrealized investment gains (losses)	—	20	(36)
Effect of foreign currency translation	—	—	(2)
Balance at December 31,	$241	$242	$224
VODA and VOCRA:
Balance at January 1,	$583	$692	$801
Amortization	(57)	(56)	(63)
Effect of foreign currency translation	(17)	(53)	(46)
Balance at December 31,	$509	$583	$692
Accumulated amortization	$294	$237	$181
Negative VOBA:
Balance at January 1,	$1,193	$1,596	$2,162
Amortization	(269)	(361)	(442)
Effect of foreign currency translation and other	11	(42)	(124)
Balance at December 31,	$935	$1,193	$1,596
Accumulated amortization	$3,034	$2,765	$2,404

Estimated Future Amortization Expense (Credit)
The estimated future amortization expense (credit) to be reported in other expenses for the next five years is as follows:

	VOBA	VODA and VOCRA	Negative VOBA
	(In millions)
2017	$325	$50	$(131)
2018	$294	$47	$(55)
2019	$270	$43	$(38)
2020	$243	$39	$(39)
2021	$216	$36	$(38)